Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 155,216	$ 159,251	$ 175,000
Fair value of the associated liabilities	112,516	115,969	137,763
Net position	$ 42,700	$ 43,282	$ 37,237